GE HEALTHCARE (Details) - USD ($) $ in Millions	Jan. 03, 2023	Dec. 31, 2022
Guarantee of indebtedness of others
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum exposure	$ 500	$ 1,143
Guarantee obligations, liability		$ 32
Indemnification agreement, TSA | GE HealthCare
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee obligations, liability	100
Indemnification agreement, TMA | GE HealthCare
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee obligations, liability	$ 100
Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest after disposal	19.90%
Deferred compensation and benefit obligations	$ 700
Proceeds from business dispositions	1,500
Term loan, aggregate principal amount	$ 2,000